Goodwill and other intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets
Goodwill, indefinite and definite life intangible assets are tested for impairment annually in the fourth quarter or more frequently if there are indications that the carrying value may be impaired. Goodwill is tested for impairment purposes on the cash-generating unit (CGU) level. Definite life intangible assets are generally tested on CGU level as they do not generate cash inflows that are largely independent of those from other assets. Indefinite life intangible assets are tested at the individual asset level.
As of June 30, 2026, an analysis was performed to evaluate if an impairment loss needed to be recognized for the
Group’s goodwill allocated to the Asset Management CGU or the indefinite life intangible asset related to Asset
Management’s retail investment management agreements (shown under unamortized intangible assets). As a result of the analysis, neither the goodwill nor the retail investment management agreement intangible asset was impaired.